UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:          December 31, 2003

Check here if Amendment [ X ]; Amendment Number: 1
   This Amendment (Check only one.):             [  ] is a restatement.
                                                 [x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfield Greenwich Limited
Address: 919 Third Avenue
         New York, NY  10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark McKeefry
Title:  General Counsel
Phone:  (212) 319-6060

Signature, Place, and Date of Signing:

/s/ Mark McKeefry                    New York, New York          April 22, 2004
-----------------                    ------------------          --------------
   [Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        10*

Form 13F Information Table Value Total:       9,188*
                                          (thousands)

*Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

None

                                       FORM 13F INFORMATION TABLE


    COLUMN 1      COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
    --------   -------------    --------   --------     -----------------   ---------     --------      ----------------
                                                        SHRS
    NAME OF      TITLE OF                   VALUE        OR     SH/   PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
    ISSUER        CLASS         CUSIP      (X$1000)     PRM     PRN   PRN   DISCRETION    MANAGERS      ----------------
                                                        AMT
    -------    -------------    ---------  --------    ------   ---   ---   ----------   ---------     SOLE  SHARED  NONE
                                                                                                       ----  ------  ----
   AKAMAI      Common
TECHNOLOGIES   Equity          00971T101    755        70,200               Sole                        X
     INC.

ATMEL CORP.    Common          049513104     60        10,000               Sole                        X
               Equity
CYPRESS
SEMICONDUCTOR  Convertible
CORP           Bond            232806AH2   2,981    1,965,000               Sole                        X

MANUGISTICS   Common
GROUP INC     Equity           565011103      95       15,200               Sole                        X

MCI           Preferred
CAPITAL I     Equity           55267Y206   1,010       95,000               Sole                        X

NEXTWAVE      Common
TELECOM INC.  Equity           65332M103      32       10,000               Sole                        X

TRANSWITCH    COMMON
CORP          EQUITY           894065101     380      165,110               Sole                        X

TRANSWITCH    Convertible
CORPORATION   Bond             894065AC5   3,454    3,539,000               Sole                        X

WTS/HF
HOLDINGS      Warrant          40417K116     161       53,672               Sole                        X

ZILOG INC     Equity           989524202     260       50,000               Sole                        X
